Complaints Brought Against the Group and Others in the United States	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Complaints Brought Against the Group and Others in the United States
42. COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES OF AMERICA
In the course of 2018, the following complaints were brought against the Group, its directors and parent company in the United States of America at the time of the Group’s initial public offering dated 2017. As of the date of issuance of these consolidated financial statements, none of the complaints has yet been certified as a class action by the judges hearing these cases.
1. State class action Kohl v. Loma Negra CIASA, et al. (Index No. 653114/2018—Supreme Court of the State of New York, County of New York)
The complaint was filed in June 2018 by Dan Kohl –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the state courts of New York. The banks that placed the ADSs have also been sued. In its complaint, the plaintiff alleges assumed violations of the United States’ Federal Securities Laws on grounds of allegedly false representations contained in the Offering Memorandum and / or failure to include relevant information. On March 13, 2019 the Company filed a motion to dismiss against the amended complaint filed by the plaintiff in January 2019. On May 10, 2019 the plaintiff moved to oppose the motion to dismiss. On June 12, 2019, the Company filed an answer to the motion to dismiss. On October 3, 2019, a hearing was held summoned by the Court concerning the motion to dismiss. As of the date hereof, the parties await a decision by the court concerning the motion to dismiss.
2. Federal class action Carmona v. Loma Negra CIASA, et al
(1:18-cv-11323-LLS—United
States District Court Southern District of New York)
The complaint was filed in December 2018 by Eugenio Carmona –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the US federal courts sitting in New York. In its complaint, the plaintiff alleges assumed violations of the United States’ Federal Securities Law on grounds analogous to those used in the first complaint. On February 25, 2019, the court appointed Sandor Karolyi as “lead plaintiff”. On April 26, 2019, the plaintiff filed the amended complaint. On September 19, 2019 the Company filed its “motion to dismiss” against the complaint filed by the plaintiff. On November 1, 2019 the plaintiff moved to oppose the motion to dismiss and on December 6, 2019 the Company filed an answer against said opposition.
 On April 27, 2020, the United States District Court for the Southern District of New York issued an opinion granting defendants’ motion to dismiss. The order dismissing the complaint remains subject to appeal.
Based on the information available, the Group has concluded that as of December 31, 2019 and based on IAS 37, no provision is to be raised.